Breakdown of expenses by nature - Actuarial Assumptions (Details) - France - Foreign countries	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Wage inflation	3.00%	2.50%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	2.50%
Turnover	5.30%	5.60%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate	3.20%	3.70%
Turnover	20.10%	16.80%